Vanguard Explorer Value Fund Expense Example - Investor Prospectus [Member] - Vanguard Explorer Value Fund - Investor Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 677